Fair Value Measurements (Details 4) - Embedded derivatives [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial liabilities, Beginning Balance	$ (1,160)		$ (804)		$ (465)
Total realized/unrealized gains (losses) included in Net income	(17)	[1]	(182)	[2]	(182)	[3]
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0		0		0
Purchases and issuances	(257)		(221)		(192)
Sales and settlements	65		47		35
Transfers into Level 3	0		0		0
Transfers out of Level 3	0		0		0
Financial liabilities, Ending Balance	$ (1,369)		$ (1,160)		$ (804)

[1]	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $28 million in 2015.
[2]	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $58 million in 2014.
[3]	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $2 million in 2013.